Loans receivable	12 Months Ended
Dec. 31, 2022
Loans receivable
Loans receivable

17.   Loans receivable

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the associate for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of a previous shareholder in the total amount of 1,888. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon the consummation of the acquisition of interest in MX Capital Ltd. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder.

The second tranche of the loan for an amount of 13,000 was paid on July 6, 2022 based on the fact that certain conditions were satisfied. Tranches of 16,000 and 6,000 shall be available for drawing until February 1, 2023 and September 1, 2023, respectively, depending on the satisfaction by MX Capital Ltd of certain conditions. As of the date of these consolidated financial statements the tranche of 16,000 has not been granted as certain conditions were not met. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

As part of the share purchase agreement with Castcrown Ltd, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. The Company shall acquire additional notes amounting to 8,500 depending on the achievement by Castcrown Ltd of certain performance targets by December 31, 2024. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Ltd has met the performance targets earlier than that.

The fair value of conversion feature amounted to 0 as at December 31, 2022. According to IFRS 9 the asset related to the convertible notes is accounted for as its nominal value less fair value of its derivative liability component, as the second is equal to 0, the fair value of the loan equals its carrying amount.

The loans granted in 2021 are represented by loans to the Group’s employees. The exposure of the Group to credit risk is reported in Note 29 to these consolidated financial statements.

	December 31, 2022	December 31, 2021
Balance at January 1	123	8
New loans granted	31,659	123
Repayments of principal	(746)	—
Interest charged	1,404	—
Interest received	—	(7)
Foreign exchange (gain) / loss	40	(1)
Expected credit losses	(28,475)	—
Write-off of loans receivable	(171)	—
Balance at December 31	3,834	123

Expected credit losses for loans receivable consist of 7,826 of ECL on the loan receivable from Castcrown Ltd and of 20,649 of ECL on the loan receivable from MX Capital Ltd (see Note 17).

The amount of ECL on the loan receivable from Castcrown Ltd was accrued based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management for the model to determine fair value of financial instruments.

The amount of ECL on the loan receivable from MX Capital Ltd was accrued based on provisions of IFRS 9 on an individual basis as 86.16% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management for the model to determine fair value of financial instruments. The management also considers the fair value of the shares pledged amounted to 0 in the calculation of ECL.